Equity and Other Equity Items	12 Months Ended
Mar. 31, 2019
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Equity and Other Equity Items
21.	Equity and Other Equity Items

(1)	Common stock and reserves

The total number of shares authorized to be issued and shares outstanding are as follows:

	Number of shares authorized to be issued (Thousands)	Number of shares outstanding (Thousands)
As of March 31, 2017	2,000,000	950,321
Changes	—	—
As of March 31, 2018	2,000,000	950,321
Changes	—	—
As of March 31, 2019	2,000,000	950,321

All the shares authorized to be issued and shares outstanding are without par value.

Capital surplus

Capital surplus comprises of amounts generated through capital transactions that are not recorded in common stock, and its primary component is capital reserves.

The Companies Act of Japan stipulates that one-half or more of the proceeds from issuance of shares should be incorporated in common stock, and that the remainder shall be incorporated in capital reserve included in capital surplus. The act stipulates that the capital reserve may be incorporated in common stock upon resolution at the general meeting of shareholders.

Retained earnings

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that one-tenth of cash dividends be appropriated as capital reserve or legal reserve at the date of distribution until the total amount of these reserves equals one-fourth of common stock. Legal reserve may be utilized to cover capital losses upon resolution at the general meeting of shareholders.

(2)	Treasury stock

The total number of treasury stock held by the Group is as follows:

Number of shares (Thousands)
As of March 31, 2017	67,674
Changes	36
As of March 31, 2018	67,710
Changes	(37,912)
As of March 31, 2019	29,797

The Company used 38,161 thousand shares of the treasury stock to acquire shares of Nisshin Steel through the share exchange on January 1, 2019.